Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.2%

	Australia — 1.2%
22,279	Evolution Mining, Ltd.	59,512
121,109	Newcrest Mining, Ltd.	2,575,291
116,718	QBE Insurance Group, Ltd.	1,056,765
260,504	Regis Resources, Ltd.	794,747
872	Rio Tinto, Ltd.	61,542
69,940	Saracen Mineral Holdings, Ltd.*	162,734
295,583	Sonic Healthcare, Ltd.	5,973,678
50,933	Wesfarmers, Ltd.	1,482,259
54,506	Westgold Resources, Ltd.*	87,741
89,817	Woolworths Group, Ltd.	2,283,029

	Total Australia	14,537,298

	Austria — 0.5%
28,745	Erste Group Bank AG*	1,082,855
26,711	EVN AG	518,707
9,298	Flughafen Wien AG	393,997
13,674	IMMOFINANZ AG*	366,843
15,021	Oesterreichische Post AG	573,276
34,645	Telekom Austria AG Class A*	283,112
64,361	UNIQA Insurance Group AG	657,070
52,834	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,506,376

	Total Austria	5,382,236

	Belgium — 0.2%
14,710	Ageas	869,851
28,446	Colruyt SA	1,484,135
4,318	D’ieteren SA/NV	303,419
86	Financiere de Tubize SA‡	6,130

	Total Belgium	2,663,535

	Bermuda — 1.7%
33,146	Bunge, Ltd.	1,907,552
149,500	CK Infrastructure Holdings, Ltd.	1,063,910
342,000	Emperor International Holdings, Ltd.	75,934
26,690	Enstar Group, Ltd.*	5,521,093
10,414	Everest Re Group, Ltd.	2,883,012
80,329	Genpact, Ltd.	3,387,474
70,528	GL, Ltd.	42,223
2,000	Guoco Group, Ltd.	33,882
300,000	Regal Hotels International Holdings, Ltd.	166,329
15,273	RenaissanceRe Holdings, Ltd.	2,993,814
76,500	SmarTone Telecommunications Holdings, Ltd.	58,908
7,500	Soundwill Holdings, Ltd.	9,529
58,000	Transport International Holdings, Ltd.	150,363
38,400	VTech Holdings, Ltd.	379,476
1,200	White Mountains Insurance Group, Ltd.	1,338,612
3,000	Wing On Co. International, Ltd.	8,316

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued
32,000	Wing Tai Properties, Ltd.	21,109

	Total Bermuda	20,041,536

	Canada — 5.7%
37,500	Alacer Gold Corp.*	199,537
32,812	Atco, Ltd. Class I	1,259,343
70,200	B2Gold Corp.	282,045
37,600	Bank of Montreal‡	2,918,114
25,600	Bank of Nova Scotia (The)	1,448,051
48,301	BCE, Inc.	2,238,751
28,089	Canadian Imperial Bank of Commerce	2,340,696
84,495	Canadian National Railway Co.	7,654,234
31,900	Canadian Pacific Railway, Ltd.	8,132,905
2,719	Canadian Utilities, Ltd. Class A‡	82,131
98,789	Centerra Gold, Inc.*	786,960
300	Cogeco Communications, Inc.	26,189
6,400	Cogeco, Inc.	513,727
2,453	Constellation Software, Inc.	2,385,676
32,843	Emera, Inc.	1,413,002
1,100	Empire Co., Ltd. Class A	25,838
16,548	First Capital Real Estate Investment Trust REIT	263,773
49,903	Fortis, Inc.	2,073,471
29,600	George Weston, Ltd.	2,351,565
120,767	Intact Financial Corp.	13,077,387
47,200	National Bank of Canada	2,623,618
107,867	OceanaGold Corp.	212,116
18,400	Osisko Gold Royalties, Ltd.	179,069
27,800	Rogers Communications, Inc. Class B	1,382,336
29,100	Royal Bank of Canada	2,305,784
98,400	Shaw Communications, Inc. Class B	1,999,491
27,131	Timbercreek Financial Corp.	207,758
36,300	Toronto-Dominion Bank (The)	2,038,735
78,254	Waste Connections, Inc.	7,104,681

	Total Canada	67,526,983

	Denmark — 0.3%
17,199	Carlsberg AS Class B	2,567,578
2,224	Coloplast AS Class B	276,087
1,102	Matas AS	9,121
8,381	Novo Nordisk AS Class B	486,783
5,230	Spar Nord Bank AS	50,831

	Total Denmark	3,390,400

	Finland — 0.4%
46,995	Aktia Bank OYJ	492,703
50,644	Fortum OYJ	1,250,653
35,934	Kesko OYJ Class B	2,544,388
18,684	Orion OYJ Class B	865,547

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Finland — continued
30,646	Raisio OYJ Class V	116,960

	Total Finland	5,270,251

	France — 4.3%
58,511	Airbus SE	8,569,740
16,858	BNP Paribas SA	999,707
1,791	Boiron SA	73,178
1,637	Caisse Regionale de Credit Agricole Mutuel Brie Picardie	56,229
7,622	Caisse Regionale de Credit Agricole Mutuel Nord de France	243,409
27,183	CNP Assurances	540,994
112,012	Credit Agricole SA	1,625,104
74,919	Edenred	3,876,851
114,091	Engie SA	1,844,166
5,600	IPSOS	181,980
77,112	Lagardere SCA	1,681,825
470	LNA Sante SA	26,141
552	Manutan International	38,045
36,602	Metropole Television SA	689,419
167,672	Orange SA‡	2,469,338
19,444	Peugeot SA	464,891
125,520	Rubis SCA	7,714,063
36,593	Safran SA	5,654,060
304	Savencia SA	20,952
74	Societe Fonciere Lyonnaise SA REIT	6,130
66,610	Suez	1,008,269
97,444	Veolia Environnement SA	2,593,420
1,091	Vetoquinol SA	78,867
10	Vilmorin & Cie SA	542
74,422	Vinci SA	8,270,327
478	Virbac SA*	126,895
55,776	Vivendi SA	1,616,552

	Total France	50,471,094

	Germany — 1.9%
3,945	Allianz SE	967,132
98,050	Brenntag AG	5,335,761
48,252	CTS Eventim AG & Co. KGaA	3,035,828
158,790	Deutsche Telekom AG	2,596,981
9,176	Hannover Rueck SE	1,774,700
3,385	Hornbach Holding AG & Co. KGaA	245,078
2,128	McKesson Europe AG	62,583
26,054	Merck KGaA	3,081,024
5,662	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,671,521
20,396	RHOEN-KLINIKUM AG	400,196
46,993	Talanx AG*	2,330,478
18,732	Wuestenrot & Wuerttembergische AG	407,076

	Total Germany	21,908,358

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 1.7%
799,427	AIA Group, Ltd.	8,392,557
99,500	CLP Holdings, Ltd.	1,045,850
1,896,000	Guangdong Investment, Ltd.	3,966,324
239,000	HK Electric Investments & HK Electric Investments, Ltd.	235,571
1,823,000	HKT Trust & HKT, Ltd.	2,568,924
191,915	Hong Kong & China Gas Co., Ltd.	374,874
16,000	Hong Kong Ferry Holdings Co., Ltd.	14,374
49,000	Kowloon Development Co., Ltd.	61,440
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	75,418
38,000	Liu Chong Hing Investment, Ltd.	51,890
12,000	Miramar Hotel & Investment	24,179
1,377,000	PCCW, Ltd.	814,699
360,000	Power Assets Holdings, Ltd.	2,633,538
361,000	Regal Real Estate Investment Trust REIT	93,588
507,000	Sunlight Real Estate Investment Trust REIT	327,945

	Total Hong Kong	20,681,171

	Ireland — 1.7%
22,937	Accenture Plc Class A	4,829,844
48,657	C&C Group Plc	262,024
3,040	ICON Plc, ADR*	523,579
109,749	Irish Residential Properties Plc REIT	195,877
18,500	Jazz Pharmaceuticals Plc*	2,761,680
45,206	Medtronic Plc	5,128,621
25,046	STERIS Plc	3,817,511
23,991	Total Produce Plc	38,510
14,100	Willis Towers Watson Plc	2,847,354

	Total Ireland	20,405,000

	Israel — 0.6%
228,765	Bank Hapoalim BM	1,897,544
25,476	Bank Leumi Le-Israel BM	185,428
3,121	FIBI Holdings, Ltd.	105,539
22,262	First International Bank Of Israel, Ltd.	643,819
331,092	Israel Discount Bank, Ltd. Class A	1,534,680
136,726	Isramco Negev 2, LP*	24,820
3,054	Mizrahi Tefahot Bank, Ltd.	81,346
269	Nice, Ltd., ADR* ‡	41,735
1,508	Paz Oil Co., Ltd.	213,451
1,503	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	86,420
56,884	Strauss Group, Ltd.	1,744,069
1,613	Taro Pharmaceutical Industries, Ltd.*	141,831

	Total Israel	6,700,682

	Italy — 0.1%
159,356	A2A SpA	299,082
41,143	Ascopiave SpA	176,188
33,704	Assicurazioni Generali SpA	695,933

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
6,018	Enel SpA	47,773
60,462	Hera SpA	264,687
75,187	Iren SpA	233,106

	Total Italy	1,716,769

	Japan — 4.9%
7,100	Aeon Hokkaido Corp.	51,809
18,900	Alpen Co., Ltd.	309,043
91,300	Astellas Pharma, Inc.	1,571,024
1,900	AT-Group Co., Ltd.	33,183
17,800	Chugoku Electric Power Co., Inc. (The)‡	234,221
146,242	DCM Holdings Co., Ltd.‡	1,430,460
15,400	DyDo Group Holdings, Inc.	652,560
489	Earth Corp.	25,648
56,231	EDION Corp.	627,635
4,900	J-Oil Mills, Inc.	195,008
38	Japan Excellent, Inc. REIT	61,471
143,300	Japan Post Bank Co., Ltd.	1,384,541
221,100	Japan Post Holdings Co., Ltd.	2,087,404
84	Japan Rental Housing Investments, Inc. REIT	82,164
11,400	Japan Wool Textile Co., Ltd. (The)	118,432
15,155	Kaken Pharmaceutical Co., Ltd.	842,293
17,700	Kato Sangyo Co., Ltd.	587,964
80,900	KDDI Corp.	2,421,603
600	KFC Holdings Japan, Ltd.	17,529
18,287	Kohnan Shoji Co., Ltd.	431,450
53,300	Komeri Co., Ltd.	1,151,094
82,500	KYORIN Holdings, Inc.	1,449,206
43,600	LIXIL VIVA Corp.	785,542
193,700	Marui Group Co., Ltd.	4,755,386
51,800	Matsumotokiyoshi Holdings Co., Ltd.	2,018,615
71,100	Medipal Holdings Corp.	1,578,692
13,600	Mitsubishi Shokuhin Co., Ltd.	387,320
1,563,900	Mizuho Financial Group, Inc.	2,421,940
7,400	Mizuno Corp.	188,141
30,000	Mochida Pharmaceutical Co., Ltd.	1,217,391
31,600	MS&AD Insurance Group Holdings, Inc.	1,049,989
64,700	Nichi-iko Pharmaceutical Co., Ltd.	810,276
26,000	Nippon Flour Mills Co., Ltd.	404,325
6,201	Nippon Kanzai Co., Ltd.	112,637
91,200	Nippon Telegraph & Telephone Corp.	2,313,673
30,100	Nisshin Oillio Group, Ltd. (The)	1,048,341
115,800	NTT DOCOMO, Inc.	3,237,179
10,500	Ohsho Food Service Corp.	627,053
10,500	Okinawa Cellular Telephone Co.	412,560
20,450	Okinawa Electric Power Co., Inc. (The)	385,384
44	Orix JREIT, Inc. REIT	95,268
19,500	Resona Holdings, Inc.	85,949
7,700	Sawai Pharmaceutical Co., Ltd.	490,306

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
16,400	Shionogi & Co., Ltd.	1,021,199
22,459	Showa Sangyo Co., Ltd.	644,786
176,400	Softbank Corp.	2,369,044
298,938	Sony Financial Holdings, Inc.	7,228,977
4,600	St. Marc Holdings Co., Ltd.	98,624
222	Star Asia Investment Corp. REIT	238,802
3,200	Sugi Holdings Co., Ltd.	169,607
46,700	Sumitomo Mitsui Financial Group, Inc.	1,735,216
24,900	Sumitomo Mitsui Trust Holdings, Inc.	993,709
11,700	Suzuken Co., Ltd.	480,704
69,600	Toho Holdings Co., Ltd.	1,554,352
90,000	Tokyo Electric Power Co. Holdings, Inc.*	386,750
43,000	Vital KSK Holdings, Inc.	415,063
2,600	Wowow, Inc.	66,151
53,158	Yamada Denki Co., Ltd.	282,727
16,100	ZERIA Pharmaceutical Co., Ltd.	311,704

	Total Japan	58,189,124

	Liberia — 0.1%
10,898	Royal Caribbean Cruises, Ltd.	1,454,992

	Luxembourg — 0.4%
841,773	B&M European Value Retail SA	4,567,611

	Netherlands — 0.9%
3,620	Accell Group NV	104,837
1,216	Amsterdam Commodities NV	28,323
3,407	Heineken Holding NV	330,425
38,132	Koninklijke Ahold Delhaize NV	954,296
225,694	Koninklijke KPN NV	666,541
5,000	QIAGEN NV*	169,000
2,149	Sligro Food Group NV	57,894
145,251	Unilever NV	8,352,753

	Total Netherlands	10,664,069

	New Zealand — 0.5%
253,622	Argosy Property, Ltd.	236,126
62,475	Arvida Group, Ltd.	80,926
40,901	Chorus, Ltd.	169,058
225,864	Contact Energy, Ltd.	1,086,463
35,742	Ebos Group, Ltd.	584,749
10,490	Fonterra Co-operative Group, Ltd.* ‡	28,662
69,101	Goodman Property Trust REIT	103,494
348,953	Infratil, Ltd.	1,186,523
49,518	Kiwi Property Group, Ltd. REIT	52,115
35,536	Mainfreight, Ltd.	1,018,910
142,620	Mercury NZ, Ltd.	485,904
34,447	Metlifecare, Ltd.	158,727
13,542	Property for Industry, Ltd. REIT	22,292

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	New Zealand — continued
117,007	Spark New Zealand, Ltd.	341,805
6,801	Trustpower, Ltd.	34,091
15,201	Vector, Ltd.	38,253
3,702	Warehouse Group, Ltd. (The)	7,018
36,597	Z Energy, Ltd.	108,637

	Total New Zealand	5,743,753

	Norway — 0.5%
109,944	DNB ASA	2,051,918
29,602	Gjensidige Forsikring ASA	620,688
4,194	Olav Thon Eiendomsselskap ASA	80,087
209,680	Orkla ASA	2,122,738
34,371	SpareBank 1 SR-Bank ASA	391,144
68,754	Telenor ASA	1,231,927

	Total Norway	6,498,502

	Panama — 0.1%
9	Carnival Corp.	457
5,400	Copa Holdings SA Class A	583,632

	Total Panama	584,089

	Portugal — 0.0%
99,893	REN — Redes Energeticas Nacionais SGPS SA	304,993

	Puerto Rico — 0.2%
42,100	Popular, Inc.	2,473,375

	Singapore — 0.7%
95,300	AIMS APAC REIT	101,349
24,921	Best World International, Ltd.****	25,205
202,200	Frasers Hospitality Trust REIT	106,765
8,000	Great Eastern Holdings, Ltd.	129,402
57,384	Hong Leong Finance, Ltd.	113,944
849,510	Keppel Infrastructure Trust	341,156
3,404,049	NetLink NBN Trust	2,392,315
263,100	Olam International, Ltd.	354,152
181,200	OUE, Ltd.	200,787
114,100	Oversea-Chinese Banking Corp., Ltd.	931,706
42,200	Sasseur Real Estate Investment Trust REIT	27,774
1,686,183	Sheng Siong Group, Ltd.	1,554,953
475,819	SPH REIT	378,631
12,200	Straits Trading Co., Ltd.	19,235
33,000	United Industrial Corp., Ltd.	70,435
52,000	United Overseas Bank, Ltd.	1,021,322
74,100	Wilmar International, Ltd.	227,042

	Total Singapore	7,996,173

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Spain — 1.0%
30,146	Aena SME SA 144A	5,769,527
1,020	Cia de Distribucion Integral Logista Holdings SA	23,014
41,227	Endesa SA‡	1,100,937
21,765	Faes Farma SA	122,156
229,234	Iberdrola SA	2,362,152
55,942	Viscofan SA	2,957,638

	Total Spain	12,335,424

	Sweden — 1.6%
91,216	Axfood AB	2,030,693
15,343	Bilia AB Class A	174,228
58,525	Cloetta AB Class B	198,187
34,527	Essity AB Class B	1,113,150
63,665	ICA Gruppen AB	2,973,420
42,161	Nyfosa AB*	364,814
799,700	Svenska Handelsbanken AB Class A	8,619,731
60,312	Swedish Match AB	3,110,616

	Total Sweden	18,584,839

	Switzerland — 3.4%
4,888	AEVIS VICTORIA SA	70,669
11,952	Allreal Holding AG*	2,374,725
1,911	Baloise Holding AG	345,356
1,348	Banque Cantonale de Geneve	270,755
136	Basellandschaftliche Kantonalbank	129,209
579	Basler Kantonalbank	44,844
1,076	Berner Kantonalbank AG	246,679
17,306	BKW AG	1,276,035
438	Emmi AG	381,076
282	Fenix Outdoor International AG	35,186
17	Forbo Holding AG	28,932
9	Graubuendner Kantonalbank	13,802
6,034	Helvetia Holding AG	852,431
588	Intershop Holding AG	344,293
180	Luzerner Kantonalbank AG	77,978
3,972	Mobimo Holding AG*	1,183,376
46,255	Nestle SA	5,005,007
126,467	Novartis AG	12,002,186
2,795	Orior AG*	258,329
11,521	Roche Holding AG	3,735,833
6,386	Sonova Holding AG	1,460,731
401	St. Galler Kantonalbank AG	186,555
5,691	Swiss Life Holding AG	2,855,050
22,547	Swiss Prime Site AG*	2,605,473
5,472	Swisscom AG	2,896,625
3,202	Tamedia AG	309,834
603	Thurgauer Kantonalbank	67,875
2,958	Valora Holding AG*	824,764
294	Vaudoise Assurances Holding SA	173,664

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
1,799	Zurich Insurance Group AG	737,732

	Total Switzerland	40,795,004

	United Kingdom — 4.7%
2,356	4imprint Group Plc	108,615
26,934	AG Barr Plc	206,949
13,603	Aon Plc	2,833,369
31,079	Atlantica Yield Plc	820,175
1,568,500	BAE Systems Plc	11,735,818
221,774	Britvic Plc	2,657,378
669,862	BT Group Plc	1,707,713
286,153	Central Asia Metals Plc	833,979
25,501	Custodian Reit Plc REIT	38,512
46,237	Diageo Plc	1,960,386
23,388	EMIS Group Plc	343,295
62,552	Empiric Student Property Plc REIT	80,794
52,710	Ferguson Plc	4,783,191
384,292	GCP Student Living Plc REIT	1,008,000
3,154	Go-Ahead Group Plc (The)	92,256
240,274	Halfords Group Plc	538,887
287,835	Hansteen Holdings Plc REIT	443,844
682,032	Legal & General Group Plc	2,737,673
390,198	M&G Plc*	1,226,123
423,230	Marston’s Plc	713,178
333,978	National Express Group Plc	2,077,687
100,299	National Grid Plc	1,254,703
68,605	Paragon Banking Group Plc	489,868
11,691	QinetiQ Group Plc	55,415
80,548	Reckitt Benckiser Group Plc	6,540,012
254,704	Rolls-Royce Holdings Plc*	2,305,249
25,890	Secure Income Plc REIT	148,852
29,776	Smith & Nephew Plc	722,844
103,833	Spirent Communications Plc	345,945
16,896	SSP Group Plc	145,489
823	Target Healthcare REIT Plc REIT	1,265
224,963	Tate & Lyle Plc	2,265,547
30,060	Telecom Plus Plc	598,127
5,897	Tritax Big Box Plc REIT	11,624
23,567	Unilever Plc	1,358,244
814,768	Wm Morrison Supermarkets Plc	2,156,570
4,972	YouGov Plc‡	42,352

	Total United Kingdom	55,389,928

	United States — 53.9%
28,100	Abbott Laboratories	2,440,766
14,975	Adobe, Inc.*	4,938,905
46,683	AGNC Investment Corp. REIT	825,355
20,400	Akamai Technologies, Inc.*	1,762,152
3,085	Alleghany Corp.*	2,466,673

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued
30,605	Allstate Corp. (The)	3,441,532
16,144	Alphabet, Inc. Class A*	21,623,112
200,674	Altice USA, Inc. Class A*	5,486,427
2,300	Amazon.com, Inc.*	4,250,032
48,071	Amdocs, Ltd.	3,470,245
30,478	Ameren Corp.	2,340,710
29,913	American Electric Power Co., Inc.	2,827,078
23,257	American Express Co.	2,895,264
20,802	American Financial Group, Inc.	2,280,939
3,900	American National Insurance Co.	458,952
49,853	American Tower Corp. REIT	11,457,216
9,700	AmerisourceBergen Corp. Class A	824,694
40,726	AMETEK, Inc.	4,062,011
900	Amgen, Inc.	216,963
8,746	ANSYS, Inc.*	2,251,308
4,200	Anthem, Inc.	1,268,526
92	Apple Hospitality, Inc. REIT	1,495
63,439	Arthur J. Gallagher & Co.	6,041,296
9,700	Assurant, Inc.	1,271,476
165,788	AT&T, Inc.	6,478,995
231	Atmos Energy Corp.	25,840
22,800	Automatic Data Processing, Inc.	3,887,400
1,600	AutoZone, Inc.*	1,906,096
11,600	AvalonBay Communities, Inc. REIT	2,432,520
106,255	Avangrid, Inc.	5,436,006
75,384	Ball Corp.	4,875,083
94,839	Baxter International, Inc.	7,930,437
2,280	Becton Dickinson and Co.	620,092
3,972	Berkshire Hathaway, Inc. Class B*	899,658
1,525	Booking Holdings, Inc.*	3,131,938
16,300	Boston Properties, Inc. REIT	2,247,118
31,255	Bristol-Myers Squibb Co.	2,006,258
8,400	Broadcom, Inc.	2,654,568
15,880	Broadridge Financial Solutions, Inc.	1,961,815
5,548	Brown & Brown, Inc.	219,035
113,015	BWX Technologies, Inc.‡	7,015,971
1,600	Cable One, Inc.	2,381,552
27,935	Cadence Design Systems, Inc.*	1,937,572
21,700	Camden Property Trust REIT	2,302,370
17,700	Capital One Financial Corp.	1,821,507
11,400	Casey’s General Stores, Inc.	1,812,486
16,600	CBOE Holdings, Inc.	1,992,000
4,200	Cerner Corp.	308,238
35,200	Charter Communications, Inc. Class A*	17,074,816
5,200	Chemed Corp.	2,284,152
29,100	Chevron Corp.	3,506,841
100	Chipotle Mexican Grill, Inc. Class A*	83,711
3,900	Church & Dwight Co., Inc.	274,326
30,000	Cigna Corp.*	6,134,700

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued
10,000	Cinemark Holdings, Inc.	338,500
17,006	Cintas Corp.	4,575,974
16,600	Citrix Systems, Inc.	1,840,940
81,873	Clean Harbors, Inc.*	7,020,610
16,500	Clorox Co. (The)	2,533,410
300	CME Group, Inc.	60,216
23,083	CMS Energy Corp.	1,450,536
11,600	CNA Financial Corp.	519,796
45,400	Coca-Cola Co. (The)	2,512,890
8,592	Cognizant Technology Solutions Corp. Class A	532,876
45,600	Colgate-Palmolive Co.	3,139,104
100,900	Comcast Corp. Class A	4,537,473
20,049	Consolidated Edison, Inc.	1,813,833
18,480	Cooper Cos., Inc. (The)	5,937,439
61,255	Copart, Inc.*	5,570,530
5,000	Costco Wholesale Corp.	1,469,600
10,100	Curtiss-Wright Corp.	1,422,989
78,200	CVS Health Corp.	5,809,478
24,964	Danaher Corp.	3,831,475
26,115	Darden Restaurants, Inc.	2,846,796
9,600	Delta Air Lines, Inc.	561,408
81,475	DENTSPLY SIRONA, Inc.	4,610,670
3,600	Dollar General Corp.	561,528
437	Domino’s Pizza, Inc.	128,382
20,400	Douglas Emmett, Inc. REIT	895,560
22,077	DTE Energy Co.	2,867,140
800	Duke Energy Corp.	72,968
27,900	Dunkin’ Brands Group, Inc.	2,107,566
39,300	eBay, Inc.	1,419,123
1,400	Ecolab, Inc.	270,186
3,500	Electronic Arts, Inc.*	376,285
34,167	Eli Lilly & Co.	4,490,569
36,100	Encompass Health Corp.	2,500,647
5,668	Envista Holdings Corp.*	167,989
29,800	Equity Commonwealth REIT	978,334
36,532	Equity LifeStyle Properties, Inc. REIT	2,571,487
25,300	Equity Residential REIT	2,047,276
8,867	Essex Property Trust, Inc. REIT	2,667,726
2,100	Estee Lauder Cos., Inc. (The) Class A	433,734
42,500	Evergy, Inc.	2,766,325
69,162	Exelon Corp.	3,153,096
4,600	Exxon Mobil Corp.	320,988
78,862	Facebook, Inc. Class A*	16,186,425
300	Fair Isaac Corp.*	112,404
58,464	Fidelity National Information Services, Inc.	8,131,758
36,483	First American Financial Corp.	2,127,689
2,700	First Citizens BancShares, Inc. Class A	1,436,967
60,718	FirstEnergy Corp.	2,950,895
61,700	Flowers Foods, Inc.	1,341,358

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued
114,424	Fortive Corp.	8,740,849
46,800	Gaming and Leisure Properties, Inc. REIT	2,014,740
12,300	General Dynamics Corp.	2,169,105
36,700	General Mills, Inc.	1,965,652
72,371	Globe Life, Inc.	7,617,048
1,700	Graham Holdings Co. Class B	1,086,283
68,100	H&R Block, Inc.‡	1,598,988
14,346	Hanover Insurance Group, Inc. (The)	1,960,668
40,200	Hartford Financial Services Group, Inc. (The)	2,442,954
33,900	Hawaiian Electric Industries, Inc.	1,588,554
61,260	HCA Healthcare, Inc.	9,054,841
21,526	Hershey Co. (The)	3,163,891
10,816	Highwoods Properties, Inc. REIT	529,011
21,286	Hill-Rom Holdings, Inc.	2,416,600
88,711	Hologic, Inc.*	4,631,601
19,264	Home Depot, Inc. (The)	4,206,872
18,843	Honeywell International, Inc.	3,335,211
34,800	Hormel Foods Corp.‡	1,569,828
1,100	Humana, Inc.	403,172
9,826	Huntington Ingalls Industries, Inc.	2,465,147
13,000	IDACORP, Inc.	1,388,400
16,503	Ingredion, Inc.	1,533,954
17,076	Insperity, Inc.	1,469,219
43,700	Intel Corp.	2,615,445
94,500	Intercontinental Exchange, Inc.	8,745,975
27,984	International Business Machines Corp.	3,750,975
14,738	Intuit, Inc.	3,860,324
20,479	JM Smucker Co. (The)	2,132,478
46,090	Johnson & Johnson	6,723,148
18,338	Kellogg Co.	1,268,256
11,800	L3Harris Technologies, Inc.	2,334,866
12,200	Leidos Holdings, Inc.	1,194,258
12,300	Life Storage, Inc. REIT	1,331,844
10,275	Lockheed Martin Corp.	4,000,880
7,700	LogMeIn, Inc.	660,198
39,700	Macquarie Infrastructure Corp.	1,700,748
5,559	Mastercard, Inc. Class A	1,659,862
3,459	McCormick & Co., Inc.	587,096
23,696	McDonald’s Corp.	4,682,567
15,900	McKesson Corp.	2,199,288
20,700	MDU Resources Group, Inc.	614,997
69,834	Merck & Co., Inc.	6,351,402
15,540	Mercury General Corp.	757,264
80,300	MFA Financial, Inc. REIT	614,295
87,379	Microsoft Corp.	13,779,668
23,325	Mid-America Apartment Communities, Inc. REIT	3,075,635
41,700	Mondelez International, Inc. Class A	2,296,836
5,792	Morningstar, Inc.	876,388
62,461	Motorola Solutions, Inc.	10,064,966

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued
3,000	Nasdaq, Inc.	321,300
2,100	NewMarket Corp.	1,021,692
84,251	Newmont Goldcorp Corp.	3,660,706
16,070	NextEra Energy, Inc.	3,891,511
9,190	Northrop Grumman Corp.	3,161,084
9,900	NRG Energy, Inc.	393,525
100	NVR, Inc.*	380,841
13,200	Old Republic International Corp.	295,284
30,707	Omnicom Group, Inc.	2,487,881
83,114	Oracle Corp.	4,403,380
40,395	Packaging Corp. of America	4,523,836
16,700	Paychex, Inc.	1,420,502
75,800	People’s United Financial, Inc.	1,281,020
42,648	PepsiCo, Inc.	5,828,702
60,700	Performance Food Group Co.*	3,124,836
85,434	Pfizer, Inc.	3,347,304
75,500	Philip Morris International, Inc.	6,424,295
22,600	Phillips 66	2,517,866
26,900	Pinnacle West Capital Corp.	2,419,117
13,100	Post Holdings, Inc.*	1,429,210
50,780	Procter & Gamble Co. (The)	6,342,422
39,883	Progressive Corp. (The)	2,887,130
21,630	Prologis, Inc. REIT	1,928,098
100	Public Service Enterprise Group, Inc.	5,905
10,900	Public Storage REIT	2,321,264
11,181	Raytheon Co.	2,456,913
12,920	Reinsurance Group of America, Inc. Class A	2,106,735
39,604	Republic Services, Inc. Class A	3,549,707
22,900	Royal Gold, Inc.	2,799,525
1,200	S&P Global, Inc.	327,660
53,800	Sabre Corp.	1,207,272
31	Seaboard Corp.	131,767
50,363	Service Properties Trust REIT	1,225,332
49,900	Southern Co. (The)	3,178,630
15,285	Spirit AeroSystems Holdings, Inc. Class A	1,113,971
24,500	Spirit Realty Capital, Inc. REIT	1,204,910
46,849	Starbucks Corp.	4,118,964
18,700	STORE Capital Corp. REIT	696,388
16,853	Stryker Corp.	3,538,119
16,496	Sun Communities, Inc. REIT	2,476,050
21,272	Synopsys, Inc.*	2,961,062
38,547	Sysco Corp.	3,297,310
7,100	Take-Two Interactive Software, Inc.*	869,253
11,800	Target Corp.	1,512,878
114,324	TD Ameritrade Holding Corp.	5,681,903
1,700	Teledyne Technologies, Inc.*	589,118
27,000	TFS Financial Corp.‡	531,360
28,100	Thermo Fisher Scientific, Inc.	9,128,847
19,463	Travelers Cos., Inc. (The)	2,665,458
57,500	Two Harbors Investment Corp. REIT	840,650
24,479	Tyson Foods, Inc. Class A	2,228,568

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued
20,064	UDR, Inc. REIT	936,989
12,787	UGI Corp.	577,461
3,200	United Airlines Holdings, Inc.*	281,888
34,302	UnitedHealth Group, Inc.	10,084,102
27,576	Universal Health Services, Inc. Class B	3,956,053
35,400	US Foods Holding Corp.*	1,482,906
4,100	VeriSign, Inc.*	789,988
102,012	Verizon Communications, Inc.	6,263,537
6,000	Visa, Inc. Class A	1,127,400
42,736	Walmart, Inc.	5,078,746
32,785	Waste Management, Inc.	3,736,179
2,800	WEC Energy Group, Inc.	258,244
6,700	Williams-Sonoma, Inc.‡	492,048
3,000	Woodward, Inc.	355,320
17,759	Xcel Energy, Inc.	1,127,519
70,565	Yum China Holdings, Inc.	3,387,826
27,571	Yum! Brands, Inc.	2,777,227
9,167	Zimmer Biomet Holdings, Inc.	1,372,117
14,000	Zoetis, Inc.	1,852,900

	Total United States	637,994,934

	TOTAL COMMON STOCKS (COST $934,404,615)	1,104,272,123

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.4%

	Mutual Fund — Securities Lending Collateral — 0.2%
1,794,796	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.53%## **	1,794,796

	U.S. Government and Agency Obligations — 0.2%
2,200,000	United States Treasury Bill, 1.48%, due 03/05/20*** ‡‡	2,194,235

	TOTAL SHORT-TERM INVESTMENTS (COST $3,987,639)	3,989,031

	TOTAL INVESTMENTS — 93.6% (Cost $938,392,254)	1,108,261,154

	Other Assets and Liabilities (net) — 6.4%	76,323,376

	NET ASSETS — 100.0%	$1,184,584,530

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

##	The rate disclosed is the 7 day net yield as of December 31, 2019.

*	Non-income producing security

**	Represents an investment of securities lending cash collateral.

***	All or a portion of this security is pledged for open futures collateral.

****	Security fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the security at period end is $25,205 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2019 was $35,225.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $5,769,527 which represents 0.5% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
8	Canadian Dollar	Mar 2020	$616,680	$10,306
66	MSCI EAFE Index	Mar 2020	6,720,450	9,459
79	S&P 500 E-mini Index	Mar 2020	12,762,845	230,256
4	S&P/TSX 60 Index	Mar 2020	809,920	227

				$250,248

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Insurance	9.7
Pharmaceuticals	6.6
Food	5.5
Electric	5.2
Retail	5.1
Telecommunications	4.8
Software	4.7
REITS	4.5
Internet	4.1
Aerospace & Defense	3.8
Banks	3.8
Health Care — Services	3.1
Media	3.1
Preferred Stocks	3.1
Diversified Financial Services	2.0
Environmental Control	1.8
Health Care — Products	1.8
Transportation	1.8
Cosmetics & Personal Care	1.7
Commercial Services	1.6
Beverages	1.5
Computers	1.4
Engineering & Construction	1.3
Agriculture	1.0
Electronics	1.0
Mining	1.0
Distribution & Wholesale	0.9
Gas	0.9
Household Products & Wares	0.8
Packaging & Containers	0.8
Water	0.7
Chemicals	0.6
Machinery — Construction & Mining	0.6
Oil & Gas	0.5
Real Estate	0.5
Leisure Time	0.4
Semiconductors	0.4
Electrical Components & Equipment	0.3
Advertising	0.2
Shipbuilding	0.2
Airlines	0.1
Building Materials	0.1
Machinery — Diversified	0.1
Savings & Loans	0.1
Auto Manufacturers	0.0	*
Biotechnology	0.0	*
Energy-Alternate Sources	0.0	*
Entertainment	0.0	*
Holding Companies — Diversified	0.0	*
Home Builders	0.0	*
Home Furnishings	0.0	*

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Investment Companies	0.0	*
Lodging	0.0	*
Private Equity	0.0	*
Short-Term Investments and Other Assets and Liabilities (net)	6.8

	100.0%

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.